EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2018	2017
Salaries, short-term incentives and other benefits	$14,701	$13,852
Post-employment benefits	1,984	1,928
Share-based payments	20,440	16,331
Total	$37,125	$32,111